UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01620

KKR FS Income Trust

(Name of Registrant)

201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of KKR FS Income Trust (the “Company”) to be redeemed:

12.0% Series A Cumulative Preferred Shares (the “Preferred Shares”)

(2)	Date on which the securities are to be redeemed:

The Preferred Shares will be redeemed on November 27, 2024 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares will be redeemed pursuant to Article IV of the Supplement to the Amended and Restated Declaration of Trust of KKR FS Income Trust Relating to the 12.0% Series A Cumulative Preferred Shares.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

On the Redemption Date, the Company will redeem 100% of the outstanding Preferred Shares (515 Preferred Shares).

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 28th day of October, 2024.

KKR FS Income Trust

By:	/s/ Stephen Sypherd
	Name:	Stephen Sypherd
	Title:	General Counsel and Secretary